SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
On February 7, 2020, the Arizona Department of Insurance granted the Company permission to accrue, a $85.0 million capital contribution from its parent AEFS. This amount was settled on February 27, 2020.
Events and transactions subsequent to the balance sheet date have been evaluated by management, for purpose of recognition or disclosure in these financial statements, through their date of issue on April 9, 2020.
COVID-19 Pandemic

The outbreak of the novel Coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020.  The Company has evaluated the effects of events subsequent to December 31, 2019, and through the date we filed our consolidated financial statements with the United States Securities and Exchange Commission.  Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by Coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period.  The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment.